Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash Flow from operating activities
Loss for the period		€ (17,204)	[1]	€ (28,632)	€ (37,427)
Non-cash adjustments
Intangibles—Amortization and impairment		197		169	66
Property, plant & equipment—Depreciation	[2]	1,635		1,619	1,048
Loss on disposal of Property, plant and equipment		10
Gain on sales of Property, plant & equipment		(35)
Upfront payment settled in shares					(843)
Fair value adjustment on securities				(182)
Provision for onerous contract		858
Change in fair value of contingent consideration payable and other financial liabilities		(9,228)		(433)	5,604
Remeasurement of Recoverable Cash Advances (RCAs)		(933)		120	998
Grant income (RCAs and others)		(3,089)		(3,296)	(768)
Share-based payment expense		2,782		2,775	3,595
Post-employment benefits		216		267	(3)
Change in working capital
Trade receivables, other (non-)current receivables		(1,148)		(1,772)	(1,459)
Trade payables, other (non-)current liabilities		(1,726)		1,162	1,940
Net cash used in operations		(27,665)		(28,202)	(27,249)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment		(150)		(417)	(833)
Acquisitions of Intangible assets		(169)		(205)	(932)
Proceeds from disposals of Property, plant & equipment		235			74
Proceeds from net investment in lease	[2]	241		230
Acquisition of short-term investments					(26,561)
Proceeds from short-term investments				9,379	28,859
Net cash from/(used in) investing activities		157		8,987	607
Cash Flow from financing activities
Proceeds from bank borrowings					220
Repayments of bank borrowings		(192)		(281)	(246)
Proceeds from leases					730
Repayments of leases		(1,255)		(1,206)	(503)
Proceeds from issuance of shares and exercise of warrants				16,448	43,011
Proceeds from RCAs & other grants		7,272		3,571	1,187
Repayment of RCAs & other grants		(429)		(256)	(471)
Net cash from/(used in) financing activities		5,396		18,276	43,928
Net cash and cash equivalents at beginning of the period		39,338		40,542	23,253
Change in Cash and cash equivalents		(22,112)		(940)	17,286
Effects of exchange rate changes on cash and cash equivalents		8		(264)	3
Net cash and cash equivalents at the end of the period		€ 17,234		€ 39,338	€ 40,542

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.
[2]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.